Consolidated Cash Flow Statement - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flow from operations
Profit/loss before income tax	€ 9,027	€ (7,685)
Adjustments to reconcile profit/loss before income tax to cash flow into operations
Income tax	(26)	0
Financial result	1,377	1,062
Depreciation	1,121	398
Non-current provisions and liabilities	(503)	0
Losses from disposal of assets	0	0
Non-cash income and expenses	(18,028)	(293)
Changes in operating assets and liabilities
Trade receivables	979	(462)
Other assets and income tax assets	(3,036)	(205)
Inventories	(560)	755
Trade payables	195	(376)
Provisions	(159)	185
Other liabilities	(12,260)	(213)
Net cash flow used in operational activities	(21,873)	(6,834)
Cash flow from investment activities
Purchase of intangible and tangible assets	(513)	(179)
Business combination (incl. cash and cash equivalents)	20,231	0
Proceeds from sale of intangible and tangible assets	0	2
Net cash flow from/used in investment activities	19,718	(177)
Cash flow from financing activities
Proceeds from the issue of shares	0	24,000
Costs of equity procurement	0	(1,768)
Proceeds from drawing down EIB loans	5,000	0
Proceeds from exercise of employee stock options	17	245
Repayment of lease liabilities	(392)	0
Interest paid	(347)	(272)
Repayment of convertible bond 2016/2021	0	(50)
Net cash flow from financing activities	4,278	22,155
Net increase in cash and cash equivalents	2,123	15,144
Changes from exchange rate differences	5	24
Cash and cash equivalents at the beginning of the period	19,451	11,083
Cash and cash equivalents at the end of the period	€ 21,579	€ 26,251